Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ in Thousands	May 01, 2019	Apr. 25, 2019	Apr. 03, 2019
Oxford Lease [Member]
Purchase price		$ 1,200
Initial Term			120 months
Oxford Lease [Member] | Minimum [Member]
Base rental payments			$ 1,400
Oxford Lease [Member] | Maximum [Member]
Base rental payments			1,500
Waterford Lease [Member]
Purchase price			$ 1,000
Initial Term			120 months
Waterford Lease [Member] | Minimum [Member]
Base rental payments			$ 1,200
Waterford Lease [Member] | Maximum [Member]
Base rental payments			1,300
Fargo Building [Member]
Purchase price	$ 800
Initial Term	12 months
Base rental payments	$ 100
Park Lease [Member]
Purchase price			$ 2,900
Initial Term			120 months
Park Lease [Member] | Minimum [Member]
Base rental payments			$ 3,300
Park Lease [Member] | Maximum [Member]
Base rental payments			$ 3,600